Exempt Party-in-interest Transactions - Additional Information (Detail) - EBP 005 [Member] - USD ($)		12 Months Ended
		Nov. 30, 2025	Nov. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fess paid for administrative services		$ 118,867
Notes receivable from participants		5,855,837 [1]	$ 5,689,638
Market value of shares held		1,421,809,481
Dividend income		3,333,545
Common stock sold		6,134,505
Common stock purchase		6,582,369
Net loss realized		$ 1,701,202
Investment, Identifier [Axis]: AB Global Bond (421,941 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		421,941
Market value of shares held		$ 2,949,370
Investment, Identifier [Axis]: AS SPL Mid Cap Val (502,750 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		502,750
Market value of shares held		$ 25,579,947
Investment, Identifier [Axis]: Baron Small Cap Inst (1,147,343 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		1,147,343
Market value of shares held		$ 37,873,793
Investment, Identifier [Axis]: BrokerageLink Account | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Market value of shares held		3,291,361
Investment, Identifier [Axis]: BrokerageLink Fund | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Market value of shares held	[1]	$ 23,282,034
Investment, Identifier [Axis]: EV Inc Fund Boston R6 (2,528,549 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,528,549
Market value of shares held		$ 13,349,159
Investment, Identifier [Axis]: FIMM Govt CL I (62,922,905 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		62,922,905
Market value of shares held	[1]	$ 62,922,906
Investment, Identifier [Axis]: Fidelity 500 Index Fund (1,285,207 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		1,285,207
Market value of shares held	[1]	$ 306,264,987
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2010 K6 (15,311 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		15,311
Market value of shares held	[1]	$ 232,580
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2015 (83,412 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		83,412
Market value of shares held	[1]	$ 1,045,997
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2020 (285,247 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		285,247
Market value of shares held	[1]	$ 4,549,697
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2025 (1,093,966 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		1,093,966
Market value of shares held	[1]	$ 16,792,385
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2025 (1,502,565 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		1,502,565
Market value of shares held	[1]	$ 23,755,563
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2030 (1,770,180 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		1,770,180
Market value of shares held	[1]	$ 35,297,399
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2035 (2,352,125 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,352,125
Market value of shares held	[1]	$ 42,314,735
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2040 (3,810,646 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		3,810,646
Market value of shares held	[1]	$ 51,405,625
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2045 (3,763,096 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		3,763,096
Market value of shares held	[1]	$ 59,983,751
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2050 (3,211,948 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		3,211,948
Market value of shares held	[1]	$ 52,034,217
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2055 (2,447,619 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,447,619
Market value of shares held	[1]	$ 45,966,291
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2060 (2,346,957 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,346,957
Market value of shares held	[1]	$ 40,508,486
Investment, Identifier [Axis]: Fidelity Freedom Fund K 2070 K6 (69,060 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		69,060
Market value of shares held	[1]	$ 841,909
Investment, Identifier [Axis]: Fidelity Freedom K Income Fund (106,249 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		106,249
Market value of shares held	[1]	$ 1,208,062
Investment, Identifier [Axis]: Fidelity International Discovery K (2,444,149 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,444,149
Market value of shares held	[1]	$ 40,352,901
Investment, Identifier [Axis]: Fidelity OTC Commingled Pool (3,791,879 shares) | Common Collective Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		3,791,879
Market value of shares held	[1]	$ 226,147,685
Investment, Identifier [Axis]: Fidelity Strategic Income Fund (1,004,935 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		1,004,935
Market value of shares held	[1]	$ 12,209,960
Investment, Identifier [Axis]: Fidelity Strategy Real Retirement (375,541 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		375,541
Market value of shares held	[1]	$ 3,376,116
Investment, Identifier [Axis]: Fidelity Total Bond Fund K6 (2,197,491 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,197,491
Market value of shares held	[1]	$ 19,777,427
Investment, Identifier [Axis]: Fideltiy Ext Market Index (238,314 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		238,314
Market value of shares held	[1]	$ 24,255,624
Investment, Identifier [Axis]: Harbor Cap Apr Inst (328,965 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		328,965
Market value of shares held		$ 43,120,829
Investment, Identifier [Axis]: JPM Equity Income (886,011 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		886,011
Market value of shares held		$ 23,745,118
Investment, Identifier [Axis]: Jefferies
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,041,582	1,962,637
Market value of shares held		$ 117,518,258	$ 155,326,701
Investment, Identifier [Axis]: Jefferies (2,041,582 shares) | Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		2,041,582
Market value of shares held		$ 117,518,258
Investment, Identifier [Axis]: Vanguard FTSE All World Index Adm (336,510 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		336,510
Market value of shares held		$ 15,233,809
Investment, Identifier [Axis]: Vanguard Total Bond Market Adm (650,719 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		650,719
Market value of shares held		$ 6,396,576
Investment, Identifier [Axis]: Vanguard Value Idx Adm (306,412 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		306,412
Market value of shares held	[1]	$ 22,766,474
Investment, Identifier [Axis]: Victory SM CO OPP (241,018 shares) | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		241,018
Market value of shares held		$ 11,494,183
Investment, Identifier [Axis]: Vitesse (187,301 shares) | Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held		187,301
Market value of shares held	[1]	$ 3,964,267

[1]	Party-in-interest